ACCOUNTS RECEIVABLE, NET - Components of Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts Receivable [Line Items]
Accounts receivable, gross	$ 387,541	$ 491,369
Less: allowance for doubtful debts	(210,997)	(265,931)	$ (210,757)	$ (168,786)
Accounts receivable, net	176,544	225,438
Casino [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	375,689	480,227
Hotel [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	4,934	4,224
Other [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	$ 6,918	$ 6,918